Property And Equipment- Schedule of Property And Equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 517,237	¥ 622,907	¥ 706,769
Additions	148,295	181,327	271,748
Disposals	(14,627)	(10,731)	(105,330)
Depreciation charge	(226,862)	(276,266)	(250,280)
Ending balance	424,043	517,237	622,907
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,351,733	1,202,576	1,059,461
Ending balance	1,405,928	1,351,733	1,202,576
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(834,496)	(579,669)	(352,692)
Ending balance	(981,885)	(834,496)	(579,669)
Buildings, office and electrical equipment, motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	296,965	327,298	299,538
Additions	61,403	81,615	119,527
Transfers			43,837
Disposals	(14,463)	(10,731)	(46,628)
Depreciation charge	(96,797)	(101,217)	(88,976)
Ending balance	247,108	296,965	327,298
Buildings, office and electrical equipment, motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	590,724	541,279	447,846
Ending balance	601,764	590,724	541,279
Buildings, office and electrical equipment, motor vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(293,759)	(213,981)	(148,308)
Ending balance	(354,656)	(293,759)	(213,981)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	220,272	294,672	309,685
Additions	86,892	99,712	146,291
Transfers		937
Disposals	(164)
Depreciation charge	(130,065)	(175,049)	(161,304)
Ending balance	176,935	220,272	294,672
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	761,009	660,360	514,069
Ending balance	804,164	761,009	660,360
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(540,737)	(365,688)	(204,384)
Ending balance	¥ (627,229)	(540,737)	(365,688)
Development in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		937	97,546
Additions			5,930
Transfers		(937)	(43,837)
Disposals			(58,702)
Ending balance			937
Development in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		¥ 937	97,546
Ending balance			¥ 937